TRADE AND OTHER PAYABLES	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 7 - TRADE AND OTHER PAYABLES

As at March 31, 2018 and December 31, 2017, the Company had the following amounts due to creditors:

	March 31, 2018	December 31, 2017
	$	$

Trade Payables	99,112	119,013
Accrued Liabilities	68,000	31,200

	167,112	150,213